LEASES - Components of rental expense (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
LEASES
Short-term rental expense	¥ 93,548
Operating lease expense excluding short-term rental expense	¥ 218,314